CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net profit	$ 270,352	$ 217,577	$ 367,711
Components of other comprehensive income that will not be reclassified to profit or loss before tax:
Other comprehensive income before tax actuarial gain (losses) on defined benefit plans	2,499	(5,593)	(1,530)
Share of other comprehensive income of associates and joint ventures accounted for using equity method	8,754	132	(1,008)
Other Comprehensive Income that will not be reclassified to profit or loss before tax	11,253	(5,461)	(2,538)
Exchange differences on translation
Gains (losses) on exchange differences on translation, before tax	11,873	173,754	(385,109)
Other Comprehensive Income before tax exchange differences on translation	11,873	173,754	(385,109)
Cash flow hedges
Gains (losses) on cash flow hedges, before tax	22,212	84,045	11,859
Recycle of cash flow hedges to profit or loss before tax	(16,965)	(10,198)	(16,122)
Other Comprehensive Income before tax Cash flow hedges	5,247	73,847	(4,263)
Other Comprehensive income that will be reclassified to profit or loss before tax	17,120	247,601	(389,372)
Income tax relating to components of other comprehensive Income that will not be reclassified to profit or loss before tax
Income tax relating to actuarial losses on defined benefit plans	(673)	1,509	649
Income tax relating to share of other comprehensive income of associates and joint ventures accounted for using equity method	(2,086)	(106)	227
Income tax relating to components of other comprehensive Income that will be reclassified to profit or loss before tax
Income tax relating to cash flow hedges	(5,917)	(20,055)	(1,738)
Income tax relating to recycle of cash flow hedges	4,326	2,700	3,627
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	(1,591)	(17,355)	1,889
Other comprehensive (loss) income	24,023	226,188	(389,145)
Comprehensive (loss) income	24,023	226,188	(389,145)
Comprehensive Income attributable to
Comprehensive (loss) income, attributable to owners of parent company	293,988	435,119	(15,619)
Comprehensive (loss) income, attributable to non-controlling interests	387	8,646	(5,815)
Total comprehensive (loss) income	$ 294,375	$ 443,765	$ (21,434)